Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
(25) Earnings Per Share

Basic earnings per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during each period.  Diluted earnings per share reflects the potential dilution of restricted stock and common stock warrants.  Net income available to common stockholders represents net income (loss) after preferred stock dividends.  The following table presents earnings per share for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

Numerator
Net Income (Loss) Available to Common Stockholders	$1,135,595	$(925,784)	$(20,548,874)

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,149,217	7,213,430
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	-	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,439,258	8,149,217	7,213,430

Earnings (Loss) Per Share - Basic	$0.13	$(0.11)	$(2.85)

Earnings (Loss) Per Share - Diluted	$0.13	$(0.11)	$(2.85)

For the years ended December 31, 2011, 2010 and 2009, 501,855, 505,283 and 504,774 shares of common stock equivalents, respectively, were excluded from the calculation of diluted earnings per share because they would have an anti-dilutive effect.